Employee Benefits - Disclosure of Permanent Employees and Aggregate Earnings of Employees (Details) R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) numberOfEmployees	Jun. 30, 2020 ZAR (R) numberOfEmployees
Current Restricted Cash [line items]
Total number of permanent employees | numberOfEmployees	38,459	33,093
Salaries and wages and other benefits (excluding share-based payments) | R	R 14,079	R 10,540
Retirement benefit costs | R	929	842
Medical aid contributions | R	316	276
Total aggregated earnings | R	R 15,324	R 11,658
South African operations
Current Restricted Cash [line items]
Total number of permanent employees | numberOfEmployees	36,860	31,504
International operations
Current Restricted Cash [line items]
Total number of permanent employees | numberOfEmployees	1,599	1,589
Wafi-Golpu Joint Operation
Current Restricted Cash [line items]
Total number of permanent employees | numberOfEmployees	59	81